Taxes on Income (Details) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Taxes on Income (Details) [Line Items]
Israeli corporate income tax rate	23.00%	23.00%	23.00%
Limitation of tax benefits, description	The Israeli companies began to utilize such tax benefits in 2010.
Tax-exempt income	$ 131,471
Reduced corporate tax rate income	$ 30,300
Subject to a tax rate	20.00%			7.50%
Percentage of corporate tax				12.00%
Deferred Taxes, Business Combination, Valuation Allowance, Available to Reduce Goodwill and Intangible Assets (in New Shekels) | ₪				₪ 200
Undistributed earnings of foreign subsidiaries	$ 12,969
Corporate tax rate	1,074
Carryforward operating tax losses	73,925
Unrecognized tax benefit	4,357	$ 1,880
Unrecognized tax benefits derived from interest and indexation expenses	5	51	$ 115
Uncertain tax positions	$ 0	$ 237
Minimum [Member]
Taxes on Income (Details) [Line Items]
Subject to a tax rate	20.00%
Preferred Technological Enterprises [Member]
Taxes on Income (Details) [Line Items]
Subject to a tax rate	7.50%			12.00%
Israeli [Member]
Taxes on Income (Details) [Line Items]
Subject to a tax rate	16.00%
Israeli [Member] | Preferred Technological Enterprises [Member]
Taxes on Income (Details) [Line Items]
Subject to a tax rate	12.00%